Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets Parenthetical
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	50,000,000	50,000,000	50,000,000
Preferred stock, issued shares	170,940	170,940	0
Preferred stock, outstanding shares	170,940	170,940	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	33,281,069	33,281,069	32,920,069
Common stock, outstanding	33,281,069	33,281,069	32,920,069